Derivative instruments	12 Months Ended
Dec. 31, 2020
Derivative instruments
Derivative instruments

7. Derivative instruments

The following table reconciles the change in the fair value of Vermilion’s derivative instruments:

	Year Ended
	Dec 31, 2020	Dec 31, 2019
Fair value of contracts, beginning of year	(10,991)	38,339
Reversal of opening contracts settled during the year	12,811	(62,735)
Realized gain on contracts settled during the year	109,093	84,219
Unrealized (loss) gain during the year on contracts outstanding at the end of the year	(113,766)	5,308
Net receipt from counterparties on contract settlements during the year	(109,093)	(84,219)
Unrealized loss on derivatives designated as cash flow hedges	(7,826)	(1,071)
Unrealized gain on derivatives designated as net investment hedges	—	9,168
Fair value of contracts, end of year	(119,772)	(10,991)
Comprised of:
Current derivative asset	16,924	55,645
Current derivative liability	(130,919)	(62,405)
Non-current derivative asset	2,451	20,127
Non-current derivative liability	(8,228)	(24,358)
Fair value of contracts, end of year	(119,772)	(10,991)

The gain on derivative instruments for 2020 and 2019 were comprised of the following:

	Year Ended
	Dec 31, 2020	Dec 31, 2019
Realized gain on contracts settled during the year	(109,093)	(84,219)
Reversal of opening contracts settled during the year	(12,811)	62,735
Unrealized loss (gain) on contracts outstanding at the end of the year	113,766	(5,308)
Gain on derivative instruments	(8,138)	(26,792)

Please refer to Note 17 (Supplemental information) for a listing of Vermilion’s outstanding derivative instruments as at December 31, 2020.